Reconciliation of loss after income tax to net cash from/(used in) operating activities (Tables)	12 Months Ended
Jun. 30, 2024
Reconciliation of loss after income tax to net cash from/(used in) operating activities [Abstract]
Reconciliation of Loss After Income Tax to Net Cash from Used in Operating Activities

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000
	(restated)	(restated)	(restated)
Loss after income tax expense for the year	(28,955)	(171,871)	(419,770)

Adjustments for:
Bitcoin mining revenue	(184,087)	(75,509)	(59,037)
Depreciation	50,650	30,856	7,741
Capital raising costs	-	-	4,212
Impairment of assets	-	105,172	167
Reversal of impairment of assets	(108)	-	-
Other income	-	(3,137)	-
Gain on disposal of subsidiaries	-	(3,258)	-
Gain/(loss) on disposal of property, plant and equipment	(43)	6,628	(12)
Foreign exchange loss/(gain)	(3,040)	2,141	(8,889)
Loss on embedded derivatives held at fair value through profit or loss	-	-	390,743
Accrued interest	-	11,223	26,748
Amortization of capitalized borrowing costs	-	1,038	2,508
Share-based payment expense	23,636	14,356	13,896
Realized gain on financial asset	(4,121)	-	-
Unrealized loss on financial asset	3,448	-	-

Change in operating assets and liabilities:
Decrease/(increase) in other receivables	(5,588)	17,641	(72)
Increase in deferred tax assets	-	(6,271)	(9,645)
Increase/(decrease) in trade and other payables	2,869	(5,800)	6,476
Increase/(decrease) in provision for income tax	1,357	(1,172)	671
Increase in deferred tax liabilities	-	9,674	6,892
Increase/(decrease) in employee benefits	409	(1,175)	2,026
Increase in other provisions	7,203	3,703	2,469
Increase in deferred revenue	2,558	-	-
Increase for prepayments and deposits	2,941	(6,617)	(4,604)

Net cash from/(used in) operating activities (restated)	(130,870)	(72,378)	(37,480)